Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 25, 2012
Accounting Policies [Abstract]
Principles of Consolidation

Principles of Consolidation

The consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. All significant intercompany accounts and transactions have been eliminated.

Fiscal Year	Fiscal Year The Company operates on a 52- or 53-week fiscal year ending the last Tuesday in December. Fiscal 2010, 2011 and 2012 included 52 weeks of operations.
Concentrations

Concentrations

The Company has certain financial instruments exposed to a concentration of credit risk, which consist primarily of cash and cash equivalents. The Company places cash with high-credit-quality financial institutions, and, at times, such cash may be in excess of the federal depository insurance limit. The Company has cash equivalents of approximately $575 and $0 at December 27, 2011 and December 25, 2012, respectively, in money market mutual funds.

Additionally, the Company purchased 100% of total beef purchases from four suppliers during fiscal 2010, 2011, and 2012, respectively. Due to the nature of the beef purchases, there are alternative sources of supply available; however, a change in suppliers could potentially cause increased costs.

Use of Estimates

Use of Estimates

The preparation of the consolidated financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates.

Cash and Cash Equivalents

Cash and Cash Equivalents

Cash and cash equivalents include currency on hand, demand deposits with banks or other financial institutions, credit card receivables, and short-term investments with maturities of three months or less when purchased. Cash and cash equivalents are carried at cost, which approximates fair value.

Financial Instruments

Financial Instruments

The Company considers the carrying amounts of cash and cash equivalents, short-term investments, receivables, advances due to affiliate, and accounts payable to approximate fair value based on the short-term nature of these items. Borrowings available under the credit facility at December 25, 2012 have variable interest rates that reflect currently available terms and conditions for similar debt.

Derivative Instruments and Hedging Activities

Derivative Instruments and Hedging Activities

The Company records all derivatives on the consolidated balance sheets at fair value. Derivatives qualify for treatment as hedges when there is a high correlation between the change in fair value of the derivative instrument and the related change in value of the underlying hedged item. Derivatives that are not accounted for as hedges or the ineffective portions of qualifying hedges must be adjusted to fair value through earnings. For qualifying hedges, the effective portion of the derivative’s gain or loss is initially reported as a component of other comprehensive income (OCI) and subsequently reclassified into income when the hedged exposure affects income.

Cash flow hedges related to anticipated transactions are designated and documented at the inception of each hedge by matching the terms of the contract to the underlying transaction as well as its risk management objective and strategy for undertaking the hedge. The Company classifies the cash flows from hedging transactions in the same categories on the statements of income and comprehensive income as the cash flows from the respective hedged items. Once established, cash flow hedges are generally not removed until maturity unless an anticipated transaction is no longer likely to occur. The Company does not engage in trading activities with its financial instruments.

The only derivative instruments used by the Company were settled during the 2010 fiscal year. The realized loss upon settlement was $200, net of income tax.

Inventories	Inventories Inventories, which primarily consist of food and beverages, are valued at the lower of cost, using the first-in, first-out (FIFO) method, or market.
Property and Equipment

Property and Equipment

Property and equipment are stated at cost. Maintenance, repairs, and renewals that do not enhance the value of or increase the lives of the assets are expensed as incurred. Buildings are depreciated using the straight-line method over their estimated useful lives of 20 to 25 years. Leasehold improvements are amortized using the straight-line method over the lesser of the estimated useful lives of the assets of 20 years or the expected term of the lease, including cancelable optional renewal periods when failure to exercise such renewal options would result in an economic penalty to the Company. Furniture, fixtures, and equipment are depreciated using the straight-line method over three to seven years, which are the estimated useful lives of the assets.

Interest is capitalized in connection with the construction of restaurant facilities. The capitalized interest is recorded as part of the asset to which it relates and is amortized over the asset’s estimated useful life. Capitalized interest was $0, $204 and $104 for the years ended December 28, 2010, December 27, 2011 and December 25, 2012, respectively.

Operating Leases

Operating Leases

The Company leases restaurants under operating leases. The majority of the Company’s leases provide for rent escalation clauses, contingent rental expense, and/or tenant improvement allowances.

Rent expense is recognized on a straight-line basis over the expected term of the lease, which includes cancelable optional renewal periods that are reasonably assured to be exercised and where failure to exercise such renewal options would result in an economic penalty to the Company.

Certain of the Company’s operating leases contain clauses that provide additional contingent rent based on a percentage of sales greater than certain specified target amounts. The Company recognizes contingent rent expense prior to the achievement of the specified target that triggers the contingent rent, provided achievement of that target is considered probable.

The Company records tenant improvement allowances and other landlord incentives as a component of deferred rent which is amortized on a straight-line basis over the expected term of the lease.

Preopening Costs	Preopening Costs Preopening costs, including labor costs, costs of hiring and training personnel, and certain other costs related to opening new restaurants, are expensed when the costs are incurred.
Deferred Offering Costs

Deferred Offering Costs

Other current assets at December 27, 2011 include deferred offering costs of $820, which reflects the costs incurred by the Company during 2011 in connection with the initial public offering of common stock. Such costs were charged to additional paid-in-capital at the time the IPO was completed in 2012.

Goodwill and Other Intangible Assets

Goodwill and Other Intangible Assets

The Company’s intangible assets primarily include goodwill, trade names, and licensing agreements. The Company’s trade names include “Del Frisco’s Double Eagle Steak House” and “Sullivan’s Steakhouse,” both of which have indefinite lives and, accordingly, are not subject to amortization. The trade names are used in the advertising and marketing of the restaurants and are widely recognized and accepted by consumers in their respective markets for providing its customers an enjoyable fine-dining experience. Goodwill represents the excess of costs over the fair value of the net assets acquired.

Goodwill and intangible assets that have indefinite useful lives are not amortized. However, both goodwill and trade names are subject to annual impairment testing. The Company amortizes its finite-lived intangible assets on a straight-line basis over the estimated period of benefit, generally seven to 17 years. See Note 3 for additional information.

The impairment evaluation for goodwill is conducted annually using a two-step process. In the first step, the fair value of each reporting unit is compared to the carrying amount of the reporting unit, including goodwill. The estimated fair value of the reporting unit is determined using discounted cash flows and a market-based approach. If the estimated fair value of the reporting unit is less than the carrying amount of the reporting unit, then a second step must be completed in order to determine the amount of the goodwill impairment that should be recorded. In the second step, the implied fair value of the reporting unit’s goodwill is determined by allocating the reporting unit’s fair value to all of its assets and liabilities, other than goodwill, in a manner similar to a purchase price allocation. If the resulting implied fair value of the goodwill that results from the application of this second step is less than the carrying amount of the goodwill, an impairment charge is recorded for the difference. Currently, the Company defines the reporting units to be Del Frisco’s and Sullivan’s concepts. The Company performs its annual impairment test as of its year-end.

The evaluation of the carrying amount of other intangible assets with indefinite lives is made annually by comparing the carrying amount of these assets to their estimated fair value. The estimated fair value is determined on the basis of existing market-based conditions as well as discounted future cash flow or the royalty-relief method for trade names. If the estimated fair value is less than the carrying amount, an impairment charge is recorded to reduce the asset to its estimated fair value.

The valuation approaches used to determine fair value of each reporting unit and other intangible assets are subject to key judgments and assumptions about revenue growth rates, operating margins, weighted average cost of capital and comparable company and acquisition market multiples. When developing these key judgments and assumptions, which are sensitive to change, management considers economic, operational and market conditions that could impact the fair value. The judgments and assumptions used are consistent with what management believes hypothetical market participants would use. However, estimates are inherently uncertain and represent only reasonable expectations regarding future developments.

Loan Costs	Loan Costs Loan costs are stated at cost and amortized using the effective interest method over the life of the related loan.
Deferred Compensation Plan

Deferred Compensation Plan

In connection with the Company’s deferred-compensation plan, the Company has created a grantor trust to which it contributes amounts equal to employee participants’ qualified deferrals and the Company’s matching portion. The plan is informally funded using life insurance policies and mutual funds held by the grantor trust. All assets held by the grantor trust remain the property of the Company; however, the Company does not currently intend to use such assets for any purpose other than to fund payments to the participants pursuant to the terms of the deferred-compensation plan. The assets of the plan consist principally of cash surrender values of the life insurance policies. Because the investment assets of the deferred-compensation plan are assets of the Company and would be subject to general claims by creditors in the event of the Company’s insolvency, the accompanying consolidated balance sheets reflect such investments as assets, with a liability for deferred compensation reflected in long-term liabilities for amounts owed to employees. Subsequent to the end of fiscal 2012, the mutual fund investments were sold and the proceeds were used to purchase additional life insurance policies.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

Property and equipment and finite-life intangibles are reviewed for impairment whenever events or changes in circumstances indicate the carrying amount of an asset may not be recoverable. The Company reviews applicable finite-lived intangible assets and long-lived assets related to each restaurant on a periodic basis. The Company’s assessment of recoverability of property and equipment and finite-lived intangible assets is performed at the component level, which is generally an individual restaurant. When events or changes in circumstances indicate an asset may not be recoverable, the Company estimates the future cash flows expected to result from the use of the asset. If the sum of the expected undiscounted future cash flows is less than the carrying value of the asset, an impairment loss is recognized. The impairment loss is recognized by measuring the difference between the carrying value of the assets and the estimated fair value of the assets. The Company’s estimates of fair values are based on the best information available and require the use of estimates, judgments, and projections. The actual results may vary significantly from the estimates.

During fiscal 2011, the Company determined that the carrying amount of one of its Sullivan’s restaurants was most likely not recoverable. Therefore, the Company recorded a non-cash impairment charge of $1,400, which represents the difference between the carrying value of the restaurant assets and their estimated fair value, which was based on an estimated sales price. As this restaurant was closed and sold in fiscal 2012 (see Note 16), this amount is included in loss from discontinued operations in the consolidated statements of income and comprehensive income.

Self-Insurance Reserves

Self-Insurance Reserves

The Company maintains self-insurance programs for its workers’ compensation and general liability insurance programs. In order to minimize the exposure under the self-insurance programs, the Company has purchased stop-loss coverage both on a per-occurrence and on an aggregate basis. The self-insured losses under the programs are accrued based on the Company’s estimate of the ultimate expected liability for both claims incurred and on an incurred but not reported basis. The establishment of such accruals for self-insurance involves certain management judgments and assumptions regarding the frequency or severity of claims, the historical patterns of claim development, and the Company’s experience with claim-reserve management and settlement practices. To the extent actual results differ from the assumptions used to develop the accruals, such unanticipated changes may produce significantly different amounts of expense than those estimated under the self-insurance programs.

Income Taxes

Income Taxes

The Company uses the asset and liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are determined based on differences between financial reporting and tax basis of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company regularly evaluates the likelihood of realization of tax benefits derived from positions it has taken in various federal and state filings after consideration of all relevant facts, circumstances, and available information. For those tax benefits deemed more likely than not that will be sustained, the Company recognizes the benefit it believes is cumulatively greater than 50% likely to be realized. To the extent the Company were to prevail in matters for which accruals have been established or be required to pay amounts in excess of recorded reserves, the effective tax rate in a given financial statement period could be materially impacted.

Advertising Costs

Advertising Costs

Advertising costs are expensed as incurred. Advertising expense for the fiscal years ended December 28, 2010, December 27, 2011, and December 25, 2012 was $2,744, $4,246 and $4,682, respectively.

Revenue Recognition

Revenue Recognition

Revenue from restaurant sales is recognized when food and beverage products are sold. Proceeds from the sale of gift cards are recorded as deferred revenue at the time of sale and recognized as income when the gift card is redeemed by the holder or the likelihood of redemption becomes remote (gift card breakage) and the Company determines there is no legal obligation to remit the value of the unredeemed gift cards to governmental agencies. The Company determines the gift card breakage rate based upon historical redemption patterns. Certain of the Company’s gift cards are sold on a discount and the net value (face value to be redeemed less the discount offered) is deferred until redeemed or breakage is deemed appropriate. The Company has deemed gift card breakage income immaterial for fiscal years 2010, 2011 and 2012, and it is included in revenues in the consolidated statements of income and comprehensive income. The Company excludes from revenue any taxes assessed by governmental agencies that are directly imposed on revenue-producing transactions between the Company and a customer.

Stock-Based Compensation

Stock-Based Compensation

In connection with the IPO, the Company adopted the Del Frisco’s Restaurant Group, Inc. 2012 Long-Term Equity Incentive Plan (the “2012 Plan”), which allows the Company’s Board of Directors to grant stock options, restricted stock, restricted stock units, deferred stock units and other equity-based awards to directors, officers, key employees and other key individuals performing services for the Company. The Company recognizes stock-based compensation in accordance with “Compensation—Stock Compensation,” FASB ASC Topic 718 (Topic 718). Stock-based compensation cost includes compensation cost for all share-based payments granted based on the grant date fair value estimated in accordance with the provisions of Topic 718. Compensation cost is recognized on a straight-line basis, net of estimated forfeitures, over the requisite service period of each award.

Reclassifications	Reclassifications Certain amounts from the prior years have been reclassified to conform with the fiscal 2012 presentation.
Recently Issued Accounting Standards

Recently Issued Accounting Standards

In May 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2011-04, Fair value Measurement (Topic 820), Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS. Many of the amendments in this update change the wording used in the existing guidance to better align generally accepted accounting principles in the United States with International Financial Reporting Standards and to clarify the FASB’s intent on various aspects of the fair value guidance. The update also requires increased disclosure of quantitative information about unobservable inputs used in a fair value measurement that is categorized within Level 3 of the fair value hierarchy. The update is effective for the Company beginning in fiscal 2012 and should be applied prospectively. Other than requiring additional disclosures, the new guidance did not have a significant impact on the Company’s consolidated financial statements upon adoption.

In June 2011, the FASB issued ASU 2011-05, Comprehensive Income (Topic 220), Presentation of Comprehensive Income, which requires the Company to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The update eliminates the option to present the components of other comprehensive income as part of the statement of equity. In December 2011, the FASB issued ASU 2011-12, Comprehensive Income (Topic 220), Deferral of Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in ASU 2011-05, to defer the effective date of the specific requirement to present items that are reclassified out of accumulated other comprehensive income to net income alongside their respective components of net income and other comprehensive income. All other provisions of the update are effective for the Company in fiscal 2012 and have been applied retrospectively.

In September 2011, the FASB issued ASU 2011-08, Intangible-Goodwill and Other (Topic 350), Testing Goodwill for Impairment, which permits an entity to make a qualitative assessment of whether it is more likely than not that a reporting unit’s fair value is less than its carrying value before applying the two-step goodwill impairment model that is currently in place. If it is determined through qualitative assessment that a reporting unit’s fair value is more likely than not greater than its carrying value, the remaining impairment steps would be unnecessary. The qualitative assessment is optional, allowing the Company to go directly to the quantitative assessment. All provisions of the update are effective for the Company in fiscal 2012. The Company does not believe the new guidance had a significant impact on its consolidated financial statements.

In July 2012, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) 2012-02, Intangibles—Goodwill and Other (Topic 350), Testing Indefinite Lived Intangible Assets for Impairment. This ASU simplifies the guidance for impairment testing of indefinite-lived intangible assets other than goodwill and gives companies the option to assess qualitative factors to determine whether it is necessary to perform a quantitative impairment test. Companies electing to perform a qualitative assessment are no longer required to calculate the fair value of an indefinite-lived intangible asset unless the company determines, based on a qualitative assessment, that it is “more likely than not” that the asset is impaired. This update is effective for annual and interim impairment tests performed in fiscal years beginning after September 15, 2012; however, early adoption is permitted. The Company does not believe adoption of this new guidance will have a significant impact on our consolidated financial statements.